Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Line Items]
Current taxes	$ 1,435	$ 1,015	$ 1,153
Deferred taxes	(150)	162	(11)
Income tax expense	1,285	1,177	1,142
Domestic Countries
Income Taxes [Line Items]
Current taxes	1,089	768	830
Deferred taxes	(110)	180	54
Foreign Countries
Income Taxes [Line Items]
Current taxes	346	247	323
Deferred taxes	$ (40)	$ (18)	$ (65)